RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Cost of Revenue	$ 64,498	$ 68,090	$ 247,391	$ 162,624
Red Leaf Opportunities Fund LP [Member]
Related Party Transaction [Line Items]
Accounts payable related party	407		407	407
Move On Security [Member]
Related Party Transaction [Line Items]
Accounts payable related party	619		246	389
Move On Security [Member] | Cash Logistics Services [Member]
Related Party Transaction [Line Items]
Cost of Revenue	1,700	966	5,156	2,096
Move On Security [Member] | ATM Conversion Cost [Member]
Related Party Transaction [Line Items]
Cost of Revenue			0	$ 1,149
Move On Tech Service [Member]
Related Party Transaction [Line Items]
Accounts payable related party	273		165
Move On Tech Service [Member] | ATM Operations [Member]
Related Party Transaction [Line Items]
Cost of Revenue	$ 1,400	$ 624	$ 3,858